Investment securities - Unrealized losses/fair value (Details 3) - CHF (SFr) SFr in Millions	Jun. 30, 2023	Dec. 31, 2022
Debt Securities, Available-for-sale, Unrealized Loss Position [Abstract]
Fair value, less than 12 months	SFr 179	SFr 374
Fair value, 12 months or more	666	404
Fair value, total	845	778
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Gross unrealized losses, less than 12 months	6	58
Gross unrealized losses, 12 months or more	144	98
Gross unrealized losses, total	150	156
Corporate debt securities
Debt Securities, Available-for-sale, Unrealized Loss Position [Abstract]
Fair value, less than 12 months	179	374
Fair value, 12 months or more	666	404
Fair value, total	845	778
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Gross unrealized losses, less than 12 months	6	58
Gross unrealized losses, 12 months or more	144	98
Gross unrealized losses, total	SFr 150	SFr 156